Discontinued Operations (Details) - Discontinued Operations [Member] - USD ($) $ in Thousands	3 Months Ended			9 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Jan. 23, 2025
Discontinued Operations (Details) [Line Items]
Disposal Group, Including Discontinued Operation, Consideration						$ 16,500
Disposal Group, Including Discontinued Operation Short Term Debt						15,000
Disposal Group, Including Discontinued Operation, Accrued Liabilities						$ 1,500
Net Assets of Discontinued Operation		$ 23,000
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax	$ 0	$ 6,500	$ 0	$ (6,497)	$ 0